Investment Securities (Details 4) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Fair Value
Less than 12 months	$ 106,876,000		$ 106,876,000		$ 36,274,000	$ 32,735,000
12 months or more	5,033,000		5,033,000		9,443,000	19,271,000
Total	111,909,000		111,909,000		45,717,000	52,006,000
Unrealized Loss
Less than 12 months	3,657,000		3,657,000		437,000	264,000
12 months or more	44,000		44,000		397,000	2,214,000
Total	3,701,000		3,701,000		834,000	2,478,000
Amortized cost of securities	223,646,000		223,646,000		203,445,000	201,032,000
Fair value of securities	223,646,000		223,646,000		203,445,000	201,032,000
Impairment charges recognized in earnings, credit component				200,000	200,000	297,000	1,452,000
OTTI charges				415,000	415,000	262,000	4,310,000
Government sponsored enterprises
Fair Value
Less than 12 months	1,444,000		1,444,000
Total	1,444,000		1,444,000
Unrealized Loss
Less than 12 months	57,000		57,000
Total	57,000		57,000
Fair value of securities	1,462,000		1,462,000		1,534,000	34,000
Small Business Administration pools
Fair Value
Less than 12 months	21,213,000		21,213,000		11,013,000	6,108,000
12 months or more	882,000		882,000		2,447,000	2,203,000
Total	22,095,000		22,095,000		13,460,000	8,311,000
Unrealized Loss
Less than 12 months	289,000		289,000		158,000	38,000
12 months or more	4,000		4,000		5,000	6,000
Total	293,000		293,000		163,000	44,000
Fair value of securities	57,304,000		57,304,000		54,993,000	36,479,000
Government Sponsored Enterprise mortgage-backed securities
Fair Value
Less than 12 months	53,766,000		53,766,000		22,662,000	25,113,000
12 months or more	3,118,000		3,118,000		4,583,000	3,269,000
Total	56,884,000		56,884,000		27,245,000	28,382,000
Unrealized Loss
Less than 12 months	1,330,000		1,330,000		233,000	163,000
12 months or more	35,000		35,000		13,000	24,000
Total	1,365,000		1,365,000		246,000	187,000
Government Sponsored Enterprise mortgage-backed securities | First Community Bank
Unrealized Loss
Amortized cost of securities	119,900,000		119,900,000		107,300,000
Fair value of securities	120,000,000		120,000,000		109,400,000
Corporate and other securities
Fair Value
Less than 12 months	871,000		871,000			940,000
12 months or more	50,000		50,000		50,000	524,000
Total	921,000		921,000		50,000	1,464,000
Unrealized Loss
Less than 12 months	41,000		41,000			60,000
12 months or more	1,000		1,000		1,000	26,000
Total	42,000		42,000		1,000	86,000
Fair value of securities	2,309,000		2,309,000		2,401,000	2,400,000
Corporate bonds
Unrealized Loss
Fair value of securities	1,000,000		1,000,000		1,000,000	1,400,000
Non-agency mortgage-backed /CMO securities
Fair Value
Less than 12 months	64,000		64,000			574,000
12 months or more	983,000		983,000		2,363,000	13,275,000
Total	1,047,000		1,047,000		2,363,000	13,849,000
Unrealized Loss
Less than 12 months	1,000		1,000			3,000
12 months or more	4,000		4,000		378,000	2,158,000
Total	5,000		5,000		378,000	2,161,000
Number of securities with OTTI subsequently sold				1
Number of securities with OTTI				2	2	3	9	5
Fair value of securities with OTTI				2,500,000	2,500,000
Impairment charges recognized in earnings, credit component				199,800	199,800	293,000	477,000	491,000
OTTI charges	0	0	0	199,800	199,800
Non-agency mortgage-backed /CMO securities | First Community Bank
Unrealized Loss
Amortized cost of securities	2,700,000		2,700,000		3,100,000
Fair value of securities	2,700,000		2,700,000		2,700,000
State and local government
Fair Value
Less than 12 months	29,518,000		29,518,000		2,599,000
Total	29,518,000		29,518,000		2,599,000
Unrealized Loss
Less than 12 months	1,939,000		1,939,000		46,000
Total	1,939,000		1,939,000		46,000
Fair value of securities	$ 39,922,000		$ 39,922,000		$ 32,373,000	$ 20,488,000